April 28, 2011

George J. Zornada

Phone: 617.261-3231

Fax: 617.261.3175

george.zornada@klgates.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Brion R. Thompson, Esq.

RE:	Salient Absolute Return Fund (File Nos. 333-164750; 811-22388)

Post-Effective Amendment No. 2

Salient Absolute Return Institutional Fund File Nos. 333-164751; 811-22389

Post-Effective Amendment No. 2

Salient Absolute Return Master Fund File No. 811-22387

Amendment No. 3

Dear Mr. Thompson:

We have received the Staff’s oral comments on the post-effective amendments to the above registration statements filed on Form N-2 on March 11, 2011 (the “Registration Statement”) for Salient Absolute Return Fund and Salient Absolute Return Institutional Fund (the “Feeder Funds”) and Amendment No. 2 to the Registration Statement of Salient Absolute Return Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds”). The Staff’s comments were received in the form of a telephone conversation (the “Comments”) on April 26, 2011. We respectfully submit this response letter on behalf of the Funds.

This response letter accompanies the filing of Post-Effective Amendment No. 2 by each Feeder Fund and Amendment No. 3 by the Master Fund. These amendments respond to the Comments. We believe that the disclosure changes and responses discussed in this letter are fully responsive to the Staff’s Comments, and resolve all Comments. Also accompanying this letter are requests for acceleration, with respect to the Feeder Funds, submitted by each Feeder Fund and the Feeder Fund’s Distributor.

We have, for the convenience of the Staff, repeated below the Comments followed by the response thereto. Defined terms have the same meanings as used by the Funds in the Registration Statements.

Comments to the Feeder Funds’ Registration Statement:

1.	Please note that fund name changes also should be reflected on the EDGAR system via an administrative name change submission.

Response: In light of the response to Comment 4 below, the Funds are not presently undertaking a name change, but as discussed below in response to Comment 4 may do so in the future.

Prospectus

Summary

Investment Objective and Strategy, page 1

2.	The Feeder Funds disclosure states “Each Fund’s objective is to seek to generate a return stream that is marked by relatively low volatility as measured . . ..” Please revise the disclosure to clarify what is meant by “a return stream.”

Response: The requested change has been made. The Funds have deleted the word “stream” and changed the disclosure to state “Each Fund’s objective is to seek to generate a return stream that is returns that are marked by relatively low volatility as measured. . . .”

Investment Program

3.	Please review the disclosure in this section and where appropriate throughout the registration statement in light of the observations set forth in the letter from Barry Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute, dated July 30, 2010.

Response: The Funds note that they have assessed the accuracy and completeness of disclosures regarding derivatives, including whether the disclosure is presented in an understandable manner using plain English. The Funds note that the disclosure is not standard, generic prospectus disclosure, but has been drafted to reflect the particular nature of the Fund’s investments. The derivatives disclosure has been tailored to the Fund, and it outlines the strategies for which derivatives will be used to assist the Fund in seeking its investment objective. In determining the appropriate level of disclosure, the Fund considered the degree of economic exposure the derivatives create in addition to the use of such derivatives. In particular, the disclosure describes the anticipated use of hedging techniques such as interest rate swaps to mitigate potential interest rate risk.

Potential Benefits of Investing in the Funds, page 4

4.	The Staff notes the Funds seek to change their name from “Salient Absolute Return Fund” to “40 Fund.” Please explain why the proposed name is not misleading in that it suggests the Funds will invest in or hold a limited number of securities (see, e.g. Janus Twenty Fund, Fidelity Fifty). Alternatively, add a descriptive term to the Fund name that is in keeping with the explanation of the reasoning for the Fund’s desired name set forth in this section.

Response: In light of the timing involved with the Funds’ annual updates, the Adviser and Funds have determined not to change the Funds’ names presently, and the Funds are continuing to use the “Salient Absolute Return Fund” names.

The Funds and Adviser, however, respectfully disagree with the Staff and believe that, in light of the disclosure in this section regarding the potential investment use of the Funds in an investor’s overall investment portfolio, the name “40 Fund” is not suggestive of a specific number of investments to be held in an investment portfolio and is not misleading. The Adviser would like to discuss further with the Staff the use of the name 40 Fund, and intends to contact the Staff to engage in a discussion on the future use of the desired name.

Risk Factors, page 14-15

5.	In the last bullet point on page 14 in the carryover between pages 14 and 15, in conjunction with the statement “However, none of the Valuation Committee, the Independent Administrator or the Board is able to confirm or review the accuracy of valuations provided by Investment Managers or their administrators” please describe the Fund board’s role in valuation similarly to disclosure appearing on page 32.

Response: The requested change has been made. The Funds have added additional disclosure immediately before the noted sentence stating “The Master Fund and the Funds have established a Valuation Committee of their Boards, which oversees the actions of the Adviser’s Valuation Committee.”

Summary of Fund Expenses

6.	As a supplemental response, please explain why there is a large disparity between the Other Expenses between the two funds.

Response: Please note that the Salient Absolute Return Fund (“SAR”) and the Salient Absolute Return Institutional Fund (“Institutional Fund”) are separate feeder funds and as such, in addition to each Fund receiving its prorata share of expenses from the Master Fund, each has its own separate and distinct operating expenses at the feeder fund level (e.g., offering costs, accounting and tax fees, filing and registration expenses, etc.). Given the SAR funds significantly lower asset base when compared to the Institutional Fund, it should be expected that the SAR fund would have a higher expense ratio, even if the two funds were to have the same total amount of expenses.

7.	In note (5) to the Expense Table, please note that the expense limitation agreement date should reflect the entire period covered by the annual update, and should be extended to April 30, 2012.

Response: The requested changes have been made.

Appendix A

8.	Please format the table to indicate the performance of the private fund predecessor to the Master Fund in a manner that distinguishes such performance from performance of the Master Fund, for example by use of a designation line and title.

Response: The requested change has been made. In addition, however, we note that the Staff previously has reviewed this presentation, in conjunction with the Funds’ initial filings in 2010, and did not request any such change.

Statement of Additional Information

9.	Fundamental policy 2, state that “Each of the Funds and the Master Fund may invest in Investment Funds that may concentrate their assets in one or more industries.” Please state that the Funds will consider concentration of underlying funds when determining its compliance with its concentration policy.

Response: The requested change has been made. The statement will be added to the end of the policy stating that “None of the Funds may invest 25% or more of the value of its total assets in Investment Funds that focus on investing in any single industry or group of related industries.”

10.	Please add information regarding other accounts managed by William K. Enszer where necessary.

Response: The requested change has been made.

Comments to the Master Fund’s Registration Statement

11.	Please note that fund name changes also should be reflected on the EDGAR system via an administrative name change submission.

Response: In light of the response to Comment 4 above, the Master Fund is not presently undertaking a name change, but as discussed above in response to Comment 4 may do so in the future.

Investment Objective and Strategy

12.	The Master Fund’s disclosure states “The Master Fund’s objective is to seek to generate a return stream that is marked by relatively low volatility as measured . . .” Please revise the disclosure to clarify what is meant by “a return stream.”

Response: The requested change has been made. The Master Fund has deleted the word “stream” and changed the disclosure to state “The Master Fund’s objective is to seek to generate a return stream that is returns that are marked by relatively low volatility as measured. . . .”

General Comments

13.	Where a comment is made in one location, it is applicable to all similar disclosure appearing elsewhere in the registration statement.

It was requested that the Funds provide the following representations in their response to the Comments:

In connection with these filings, the Funds acknowledge that:

1.	The Funds are responsible for the adequacy and accuracy of the disclosure in the filings;

2.	A declaration of the Funds’ registration statements as effective by the Staff does not foreclose the SEC from taking any action with respect to the filings;

3.	The declaration by the Staff of the Funds’ registration statements as effective does not relieve the Funds from full responsibility for the adequacy and accuracy of the disclosure in the filings; and

3.	The Funds may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

*            *             *

Thank you for your attention to these matters. If you have any questions, I may be reached at (617) 261-3231.

Sincerely,

/s/ George J. Zornada

George J. Zornada

Salient Advisors, L.P.

4265 San Felipe

Suite 800

Houston, Texas 77027

April 28, 2011

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Attn: Brion R. Thompson, Esq.

Re:	Salient Absolute Return Fund

Post-Effective Amendment No. 2 to Registration Statement on Form N-2

(333-164750; 811-22388)

Salient Absolute Return Institutional Fund

Post-Effective Amendment No. 2 to Registration Statement on Form N-2

(333-164751; 811-22389)

Dear Mr. Thompson:

On April 28, 2011 Salient Absolute Return Fund and Salient Absolute Return Institutional Fund (each a “Fund” and, together, the “Funds”) filed the above-captioned amended registration statements on Form N-2 (each, a “Registration Statement”). Each Fund hereby seeks acceleration of the effectiveness of the applicable Registration Statement as set forth below.

The Funds each hereby request acceleration of the effectiveness of the above Registration Statements for April 29, 2011.

In support of its request for acceleration, each Fund acknowledges that:

1. Should the Commission or the staff acting pursuant to delegated authority declare the Registration Statement effective, such action does not foreclose any action by the Commission with respect to the filing;

2. The action of the Commission or the staff acting pursuant to delegated authority in declaring the filing effective does not relieve the Fund of responsibility for the adequacy and accuracy of the filing; and

3. The Fund will not assert the staff’s acceleration of effectiveness of the filing as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.

Very Truly Yours,

Salient Absolute Return Fund

Salient Absolute Return Institutional Fund

By: /s/ John E. Price

Name: John E. Price

Title: Treasurer

Salient Capital, L.P.

4265 San Felipe

Suite 800

Houston, Texas 77027

April 28, 2011

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Attn: Brion R. Thompson, Esq.

Re:	Salient Absolute Return Fund

Post-Effective Amendment No. 2 to Registration Statement on Form N-2

(333-164750; 811-22388)

Salient Absolute Return Institutional Fund

Post-Effective Amendment No. 2 to Registration Statement on Form N-2

(333-164751; 811-22389)

Ladies and Gentlemen:

The undersigned, as distributor of each above-captioned fund and offering, hereby joins in the request of the funds that the effectiveness of their respective registration statements relating to the securities be accelerated for April 29, 2011.

Salient Capital, L.P.

By: /s/ Dawna Daniel

Name: Dawna Daniel

Title: Chief Compliance Officer